Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

Historically, we have generally granted equity awards following the release of our financial results for the applicable quarterly period, with the grants being effective after the release of our financial results. We do not take material nonpublic information into account when determining the timing or terms of equity awards, and we do not time the disclosure of material nonpublic information for purposes of affecting the value of equity awards. Our executive compensation program has not included awards of options, SARs or similar instruments with option-like features as a component of our long-term incentive plan since 2021.

Award Timing Method	Historically, we have generally granted equity awards following the release of our financial results for the applicable quarterly period, with the grants being effective after the release of our financial results.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing or terms of equity awards, and we do not time the disclosure of material nonpublic information for purposes of affecting the value of equity awards.
MNPI Disclosure Timed for Compensation Value	false